Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 551,245	$ 320,997	$ 261,192
Other comprehensive (loss) income:
Unrealized (loss) gain on available for sale securities	(24)	(42)	124
Net (loss) gain on pension and other post-retirement benefits	(950)	(2,550)	1,982
Total other comprehensive (loss) income	(974)	(2,592)	2,106
Comprehensive income	550,271	318,405	263,298
Less: Comprehensive income attributable to noncontrolling interests	51,168	40,109	34,880
Comprehensive income attributable to PBF Energy Company LLC	$ 499,103	$ 278,296	$ 228,418